EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Numerator [Abstract]
Net (Loss)/Income	$ (84,840)	$ (53,604)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	141,969,666	101,969,666
Dilutive - Weighted Average Common Shares Outstanding (in shares)	141,969,666	101,969,666
Earnings per Common Share [Abstract]
Basic (in dollars per share)	$ (0.60)	$ (0.53)
Diluted (in dollars per share)	$ (0.60)	$ (0.53)